Loans receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Loans receivable
Balance at the Beginning	$ 521		$ 272
New loans granted			338
Repayments of principal	(508)		(95)
Interest charged	7		12
Interest received	(19)
Foreign exchange gain / (loss)	7		(6)
Balance at the End	$ 8	[1]	$ 521

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).